Preferred Shares Terms and Conditions (Parenthetical) (Details) shares in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2022 $ / shares	Oct. 31, 2022 $ / shares	Oct. 31, 2022	Oct. 19, 2022 shares
Rate Reset Preferred Shares Series Sixteen [Member]
Disclosure of classes of share capital [line items]
Number of shares | shares				14
Annual yield			6.301%
Rate Reset Preferred Shares Series Twenty Six [Member]
Disclosure of classes of share capital [line items]
Note issued price per share	$ 1,000
Rate Reset Preferred Shares Series Twenty Six [Member] | Issued capital [member] | Limited Recourse Capital Notes Series One [Member] | Five Year Government Of Canada [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset	5 years	5 years
Rate Reset Preferred Shares Series Twenty Six [Member] | Issued capital [member] | Limited Recourse Capital Notes Series Two [Member] | Five Year Government Of Canada [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset	5 years	5 years
Rate Reset Preferred Shares Series Twenty Six [Member] | Issued capital [member] | Non Viability Contingent Capital Series Three [Member] | Five Year US Treasury Yield [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset	5 years	5 years
Rate Reset Preferred Shares Series Twenty Nine [Member]
Disclosure of classes of share capital [line items]
Note issued price per share	$ 1,000
Rate Reset Preferred Shares Series Thirty [Member]
Disclosure of classes of share capital [line items]
Note issued price per share		$ 1,000
Floating Rate Preferred Shares [Member] | Rate Reset Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Next redemption/conversion date, period			5 years